Noncontrolling interest - Summary of the ownership of EWC Ventures LLC (Details)	Sep. 25, 2021 shares
Noncontrolling Interest [Line Items]
Units owned	61,704,179
Ownership percentage	100.00%
European Wax Center, Inc. [Member]
Noncontrolling Interest [Line Items]
Units owned by parent	31,370,186
Ownership percentage by parent	50.80%
Noncontrolling Interest [Member]
Noncontrolling Interest [Line Items]
Units owned by noncontrolling interest	30,333,993
Ownership percentage by noncontrolling interest	49.20%